Document and Entity Information	Apr. 12, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 12, 2024
Entity Registrant Name	JPMorgan Chase & Co
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5805
Entity Tax Identification Number	13-2624428
Entity Address, Address Line One	383 Madison Avenue,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10179
City Area Code	212
Local Phone Number	270-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000019617
Amendment Flag	false
Common stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	JPM
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 5.75% Non-Cumulative Preferred Stock, Series DD
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 5.75% Non-Cumulative Preferred Stock, Series DD
Trading Symbol	JPM PR D
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 6.00% Non-Cumulative Preferred Stock, Series EE
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 6.00% Non-Cumulative Preferred Stock, Series EE
Trading Symbol	JPM PR C
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.75% Non-Cumulative Preferred Stock, Series GG
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.75% Non-Cumulative Preferred Stock, Series GG
Trading Symbol	JPM PR J
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.55% Non-Cumulative Preferred Stock, Series JJ
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.55% Non-Cumulative Preferred Stock, Series JJ
Trading Symbol	JPM PR K
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.625% Non-Cumulative Preferred Stock, Series LL
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.625% Non-Cumulative Preferred Stock, Series LL
Trading Symbol	JPM PR L
Security Exchange Name	NYSE
Depositary Shares, each representing a one-four hundredth interest in a share of 4.20% Non-Cumulative Preferred Stock, Series MM
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.20% Non-Cumulative Preferred Stock, Series MM
Trading Symbol	JPM PR M
Security Exchange Name	NYSE
Alerian MLP Index ETNs due May 24, 2024
Entity Information [Line Items]
Title of 12(b) Security	Alerian MLP Index ETNs due May 24, 2024
Trading Symbol	AMJ
Security Exchange Name	NYSEArca
Guarantee of Callable Fixed Rate Notes due June 10, 2032 of JPMorgan Chase Financial Company LLC
Entity Information [Line Items]
Title of 12(b) Security	Guarantee of Callable Fixed Rate Notes due June 10, 2032 of JPMorgan Chase Financial Company LLC
Trading Symbol	JPM/32
Security Exchange Name	NYSE
Guarantee Of Alerian MLP Index ETNs due January 28, 2044 of JPMorgan Chase Financial Company LLC [Domain]
Entity Information [Line Items]
Title of 12(b) Security	Guarantee of Alerian MLP Index ETNs due January 28, 2044 of JPMorgan Chase Financial Company LLC
Trading Symbol	AMJB
Security Exchange Name	NYSEArca